Organization and business (Details)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Euro Tech (Far East) Limited
Percentage of equity ownership		100.00%		100.00%
Place of incorporation		Hong Kong		Hong Kong
Principal activities		Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems		Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems
Euro Tech (China) Limited
Percentage of equity ownership	[1]	0.00%		100.00%
Place of incorporation		Hong Kong		Hong Kong
Principal activities		Inactive		Inactive
Euro Tech Trading (Shanghai) Limited
Percentage of equity ownership		100.00%		100.00%
Place of incorporation		The PRC		The PRC
Principal activities		Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems		Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems
Shanghai Euro Tech Limited
Percentage of equity ownership		100.00%		100.00%
Place of incorporation		The PRC		The PRC
Principal activities		Manufacturing of analytical and testing equipment		Manufacturing of analytical and testing equipment
Shanghai Euro Tech Environmental Engineering Company Limited
Percentage of equity ownership		100.00%		100.00%
Place of incorporation		The PRC		The PRC
Principal activities		Inactive		Inactive
Yixing Pact Environmental Technology Co., Ltd
Percentage of equity ownership		58.00%		58.00%
Place of incorporation		The PRC		The PRC
Principal activities		Design, manufacturing and operation of water and waste water treatment machinery and equipment		Design, manufacturing and operation of water and waste water treatment machinery and equipment
Pact Asia Pacific Limited
Percentage of equity ownership		58.00%		58.00%
Place of incorporation		The British Virgin Islands		The British Virgin Islands
Principal activities		Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services		Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services
Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Percentage of equity ownership	[2]	19.40%		19.40%
Place of incorporation		The PRC		The PRC
Principal activities		Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted		Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted
Zhejiang Tianlan Environmental Protection Engineering Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		100.00%	[3]	0.00%
Place of incorporation		PRC		PRC
Principal activities		Design, general contract, installation and operating management of environmental protection projects		Design, general contract, installation and operating management of environmental protection projects
Hangzhou Tianlan Environmental Protection Equipment Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		51.00%		51.00%
Place of incorporation		PRC		PRC
Principal activities		Manufacturing and installation services of environmental protection equipment		Manufacturing and installation services of environmental protection equipment
Hangzhou Tianlan Pure Environmental Protection Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		38.25%		40.80%
Place of incorporation		PRC		PRC
Principal activities		Manufacturing of environmental protection equipment		Manufacturing of environmental protection equipment
Hangzhou Tiancan Environmental Technology Company Limited | ZHEJIANG TIANLAN
Percentage of equity ownership		80.00%		100.00%
Place of incorporation		PRC		PRC
Principal activities		Manufacturing of environmental protection equipment		Manufacturing of environmental protection equipment

[1]	This company was deregistered on April 3, 2020.
[2]	The Groups interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process and exercise significant influence.
[3]	This company was acquired in August 2020.